Income Taxes - Movement of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of Deferred Tax Assets and Liabilities
Total deferred tax assets (net) at the beginning of the period	€ 1,930	€ 1,854	€ 1,490
Change in items of the consolidated income statements	320	211	258
Change in items of the consolidated statement of comprehensive income	(2)	34	(39)
Change in items of the consolidated statements of changes in equity	155	53	0
Change in consolidated companies	(9)	(128)	81
Other changes (includes mainly currency translation differences)	67	(94)	64
Total deferred tax assets (net) at the end of the period	€ 2,461	€ 1,930	€ 1,854